Transamerica Government Money Market Performance Management - Retail Class [Member] - Transamerica Government Money Market	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods.The fund’s performance reflects the effect of contractual and voluntary fee waivers and/or expense reimbursements by TAM and amounts recaptured by TAM under such arrangements.Absent any applicable fee waivers and/or expense limitations, performance would be lower. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund's former investment strategy.Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods.
Bar Chart [Heading]	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Closing [Text Block]	Quarter EndedReturnBest Quarter:12/31/20231.21%Worst Quarter:3/31/20160.00%
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Narrative	The total return information for each share class of Transamerica Government Money Market reflects the impact of certain contributions by TAM in 2021. The total return information shown for Class A and Class C of Transamerica Government Money Market reflects the impact of certain dividends paid in 2020 and 2025 to return certain Rule 12b-1 fees that had been accrued on the fund’s books but had not been paid to recipients. Investors should not consider the resulting performance information as an indication of what the fund’s total returns will be in the future.Call customer service at 1-888-233-4339 for the current 7-day yield.
Money Market Seven Day Yield, Caption [Optional Text]	7-DAY YIELD (as of December 31, 2025) Class A = 3.06%
Money Market Seven Day Yield Phone	1-888-233-4339
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888-233-4339
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Money Market Seven Day Yield	3.06%